Business Combination (Schedule of Cash Flows related to Business Combination) (Details) (USD $)	Aug. 21, 2012
Cash flows related to the business combination
Cash in trust at JWCAC	$ 124,950,000
Less: cash paid to The Tile Shop members	$ (75,000,000)